Intangible assets - Sensitivity to change in key assumptions (Details) £ in Millions	12 Months Ended
Jun. 30, 2021 GBP (£)
India
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying value of CGU	£ 2,997
Antiquity brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying value of CGU	148
USL Popular brands
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying value of CGU	448
Windsor Premier brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying value of CGU	152
Headroom | India
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	170
Headroom | Antiquity brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	0
Headroom | USL Popular brands
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	23
Headroom | Windsor Premier brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	£ 45
1ppt increase in discount rate
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset impairment, reasonably possible change in key assumptions, percent	1.00%
1ppt increase in discount rate | India
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	£ (116)
1ppt increase in discount rate | Antiquity brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(20)
1ppt increase in discount rate | USL Popular brands
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(28)
1ppt increase in discount rate | Windsor Premier brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	£ 0
2 ppt decrease in annual growth rate in forecast period 2022-2029
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset impairment, reasonably possible change in key assumptions, percent	2.00%
2 ppt decrease in annual growth rate in forecast period 2022-2029 | India
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	£ (114)
2 ppt decrease in annual growth rate in forecast period 2022-2029 | Antiquity brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(17)
2 ppt decrease in annual growth rate in forecast period 2022-2029 | USL Popular brands
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	(35)
Category growth scenario | Windsor Premier brand
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Impairment charge	£ (13)